COMMISSIONS AND FEES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions and fees
Total commissions and fees	$ 12,732	$ 12,665	$ 13,491
Primerica
Commissions and fees
Total commissions and fees			91
Transaction Services
Commissions and fees
Total commissions and fees	1,733	1,821	1,774
Credit cards and bank cards
Commissions and fees
Total commissions and fees	3,302	3,360	3,571
Investment banking
Commissions and fees
Total commissions and fees	2,991	2,451	2,977
Trading-related
Commissions and fees
Total commissions and fees	2,296	2,587	2,368
Other Consumer
Commissions and fees
Total commissions and fees	908	990	1,192
Checking-related
Commissions and fees
Total commissions and fees	615	624	703
Loan servicing
Commissions and fees
Total commissions and fees	313	251	353
Corporate finance
Commissions and fees
Total commissions and fees	516	519	439
Other
Commissions and fees
Total commissions and fees	$ 58	$ 62	$ 23